                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-7303

                            Information Age Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 3.0%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           38,800     $ 1,583,040
Havas Advertising(2)                           300,000       1,401,161
----------------------------------------------------------------------
                                                           $ 2,984,201
----------------------------------------------------------------------
Aerospace and Defense -- 2.4%
----------------------------------------------------------------------
General Dynamics Corp.                           9,100     $   783,601
Thales SA(2)                                    57,000       1,635,534
----------------------------------------------------------------------
                                                           $ 2,419,135
----------------------------------------------------------------------
Biotechnology -- 1.3%
----------------------------------------------------------------------
Amgen, Inc.(1)                                  19,500     $ 1,285,050
----------------------------------------------------------------------
                                                           $ 1,285,050
----------------------------------------------------------------------
Broadcasting -- 11.4%
----------------------------------------------------------------------
Citadel Broadcasting Co.(1)                     32,800     $   724,224
Clear Channel Communications, Inc.(1)           29,900       1,349,088
Cumulus Media, Inc., Class A(1)                 76,900       1,458,793
Granada PLC(2)                                 989,690       1,599,861
Nippon Television Network Corp.(2)               8,840       1,353,127
Television Broadcasts, Ltd.(2)                 539,000       2,273,693
Univision Communications, Inc.(1)               37,700       1,413,373
XM Satellite Radio Holdings, Inc.(1)            84,000       1,150,800
----------------------------------------------------------------------
                                                           $11,322,959
----------------------------------------------------------------------
Broadcasting and Cable -- 3.3%
----------------------------------------------------------------------
Comcast Corp., Class A(1)                       44,705     $ 1,329,974
Cox Communications, Inc., Class A(1)            40,600       1,328,432
Liberty Media Corp., Class A(1)                 54,000         653,400
----------------------------------------------------------------------
                                                           $ 3,311,806
----------------------------------------------------------------------
Business Services -- 3.7%
----------------------------------------------------------------------
Arbitron, Inc.(1)                               32,800     $ 1,212,944
Dun & Bradstreet Corp.(1)                       25,600       1,077,760
Moody's Corp.                                   26,400       1,369,104
----------------------------------------------------------------------
                                                           $ 3,659,808
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Commercial Banks -- 0.6%
----------------------------------------------------------------------
W Holding Company, Inc.                         35,000     $   617,400
----------------------------------------------------------------------
                                                           $   617,400
----------------------------------------------------------------------
Communications Software -- 1.1%
----------------------------------------------------------------------
NEC Mobiling Ltd.(2)                            53,900     $ 1,117,290
----------------------------------------------------------------------
                                                           $ 1,117,290
----------------------------------------------------------------------
Computers & Peripherals -- 0.5%
----------------------------------------------------------------------
International Business Machines Corp.            6,400     $   524,864
----------------------------------------------------------------------
                                                           $   524,864
----------------------------------------------------------------------
Computers and Business Equipment -- 8.9%
----------------------------------------------------------------------
Canon, Inc.(2)                                  30,000     $ 1,441,604
Cray, Inc.(1)                                  104,000       1,317,680
Dell, Inc.(1)                                   28,100         916,903
Lexmark International, Inc.(1)                  11,500         770,960
Proview International Holdings Ltd.(2)       7,584,000       1,555,842
Sindo Ricoh Co.(2)                              44,500       2,799,957
----------------------------------------------------------------------
                                                           $ 8,802,946
----------------------------------------------------------------------
Data Processing & Outsourced Services -- 2.5%
----------------------------------------------------------------------
First Data Corp.                                33,300     $ 1,278,720
Fiserv, Inc.(1)                                 31,000       1,204,350
----------------------------------------------------------------------
                                                           $ 2,483,070
----------------------------------------------------------------------
Diversified Telecommunication Services -- 5.9%
----------------------------------------------------------------------
BCE, Inc.                                       38,000     $   824,600
BT Group PLC(2)                                438,000       1,271,016
Itochu Corp.(2)                                525,000       1,573,943
KT Corp. ADR(2)                                 82,907       1,562,797
Telefonos de Mexico SA de CV (Telmex)
ADR(2)                                          20,700         627,417
----------------------------------------------------------------------
                                                           $ 5,859,773
----------------------------------------------------------------------
Electric Products -- 0.3%
----------------------------------------------------------------------
Icom, Inc.(2)                                   14,800     $   271,926
----------------------------------------------------------------------
                                                           $   271,926
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components -- 0.7%
----------------------------------------------------------------------
Min Aik Technology Co., Ltd.(2)                387,000     $   698,167
----------------------------------------------------------------------
                                                           $   698,167
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 2.6%
----------------------------------------------------------------------
Flextronics International Ltd.(1)(2)           122,900     $ 1,657,921
Identix, Inc.(1)                               135,544         868,973
----------------------------------------------------------------------
                                                           $ 2,526,894
----------------------------------------------------------------------
Electronic Parts & Components -- 1.7%
----------------------------------------------------------------------
LG Cable Ltd.(2)                               130,000     $ 1,638,144
----------------------------------------------------------------------
                                                           $ 1,638,144
----------------------------------------------------------------------
Entertainment -- 6.3%
----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                        79,800     $ 1,305,528
GMM Grammy Public Company Ltd.(2)            2,384,700       1,259,382
Sky City Entertainment Group Ltd.(2)           302,500       1,570,259
Viacom, Inc., Class A                           23,300       1,048,267
Walt Disney Co. (The)                           53,800       1,102,900
----------------------------------------------------------------------
                                                           $ 6,286,336
----------------------------------------------------------------------
Health Care Providers & Services -- 0.5%
----------------------------------------------------------------------
WebMD Corp.(1)                                  50,000     $   515,000
----------------------------------------------------------------------
                                                           $   515,000
----------------------------------------------------------------------
Information Services -- 1.8%
----------------------------------------------------------------------
FactSet Research Systems, Inc.                  16,800     $   815,640
Thomson Corp. (The)(2)                          32,700         979,365
----------------------------------------------------------------------
                                                           $ 1,795,005
----------------------------------------------------------------------
Insurance -- 1.1%
----------------------------------------------------------------------
Axis Capital Holdings Ltd.(1)                   43,585     $ 1,070,012
----------------------------------------------------------------------
                                                           $ 1,070,012
----------------------------------------------------------------------
IT Consulting & Services -- 1.4%
----------------------------------------------------------------------
Accenture Ltd., Class A(1)                      40,000     $   846,400
SunGard Data Systems, Inc.(1)                   19,200         541,440
----------------------------------------------------------------------
                                                           $ 1,387,840
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Machinery -- 0.7%
----------------------------------------------------------------------
Danaher Corp.                                    8,900     $   687,525
----------------------------------------------------------------------
                                                           $   687,525
----------------------------------------------------------------------
Pharmaceuticals -- 0.7%
----------------------------------------------------------------------
BioMarin Pharmaceutical, Inc.(1)                70,800     $   669,060
----------------------------------------------------------------------
                                                           $   669,060
----------------------------------------------------------------------
Printing -- 2.6%
----------------------------------------------------------------------
St. Ives PLC(2)                                416,930     $ 2,531,136
----------------------------------------------------------------------
                                                           $ 2,531,136
----------------------------------------------------------------------
Publishing -- 14.9%
----------------------------------------------------------------------
E.W. Scripps Co., Class A                       10,100     $   874,559
EMAP PLC(2)                                    176,880       2,383,691
Gannett Co., Inc.                               11,600         909,672
John Fairfax Holdings Ltd.(2)                  705,000       1,433,109
Pearson PLC(2)                                 206,993       2,017,453
Promotora de Informaciones S.A.
(Prisa)(2)                                     257,740       2,651,158
Reed Elsevier PLC(2)                           210,570       1,610,636
Trinity Mirror PLC(2)                          236,150       1,936,647
Wolters Kluwer N.V. - CVA(2)                    60,650         944,449
----------------------------------------------------------------------
                                                           $14,761,374
----------------------------------------------------------------------
Retail -- 3.0%
----------------------------------------------------------------------
HMV Group PLC(2)                               665,400     $ 1,652,809
Hollywood Entertainment Corp.(1)                77,000       1,337,490
----------------------------------------------------------------------
                                                           $ 2,990,299
----------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.9%
----------------------------------------------------------------------
Linear Technology Corp.                         27,900     $ 1,150,038
Microchip Technology, Inc.                      61,500       1,722,615
----------------------------------------------------------------------
                                                           $ 2,872,653
----------------------------------------------------------------------
Software -- 3.9%
----------------------------------------------------------------------
Adobe Systems, Inc.                             14,600     $   566,918
McDATA Corp., Class A(1)                        95,700         971,355
Microsoft Corp.                                 45,400       1,204,008
Symantec Corp.(1)                               18,600       1,068,198
----------------------------------------------------------------------
                                                           $ 3,810,479
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Specialty Retail -- 3.0%
----------------------------------------------------------------------
Best Buy Co., Inc.(1)                           27,100     $ 1,409,471
Tweeter Home Entertainment Group,
Inc.(1)                                        181,500       1,586,310
----------------------------------------------------------------------
                                                           $ 2,995,781
----------------------------------------------------------------------
Telecommunication Equipment -- 1.7%
----------------------------------------------------------------------
Ace Technology Corp.(2)                        103,403     $   405,864
Coweaver Co., Ltd.(2)                          216,000         649,195
Young Woo Telecom Co., Ltd.(1)(2)              200,000         578,970
----------------------------------------------------------------------
                                                           $ 1,634,029
----------------------------------------------------------------------
Transportation -- 1.0%
----------------------------------------------------------------------
Expeditors International of Washington,
Inc.                                            26,600     $ 1,003,086
----------------------------------------------------------------------
                                                           $ 1,003,086
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $89,685,841)                           $94,533,048
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.12%, 9/2/03                               $    4,600     $ 4,600,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,600,000)                         $ 4,600,000
----------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $94,285,841)                           $99,133,048
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                   $   (60,382)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $99,072,666
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
                                          OF TOTAL
COUNTRY                                   INVESTMENTS  VALUE
------------------------------------------------------------------
United States                                 50.8%    $50,362,113
United Kingdom                                15.1%     15,003,249
Republic of Korea                              7.7%      7,634,927
Japan                                          5.8%      5,757,890
Hong Kong                                      3.9%      3,829,535
France                                         3.1%      3,036,695
Spain                                          2.7%      2,651,158
Singapore                                      1.7%      1,657,921
New Zealand                                    1.6%      1,570,259
Australia                                      1.4%      1,433,109
Thailand                                       1.3%      1,259,382
Bermuda                                        1.1%      1,070,012
Canada                                         1.0%        979,365
Netherlands                                    1.0%        944,449
Taiwan                                         0.7%        698,167
Mexico                                         0.6%        627,417
Puerto Rico                                    0.6%        617,400

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $94,285,841)                           $ 99,133,048
Cash                                           534,397
Foreign currency, at value (identified
   cost, $43,255)                               43,662
Receivable for investments sold              1,568,733
Interest and dividends receivable              128,990
Tax reclaims receivable                          9,180
------------------------------------------------------
TOTAL ASSETS                              $101,418,010
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,297,513
Capital gains taxes accrued                     20,307
Accrued expenses                                27,524
------------------------------------------------------
TOTAL LIABILITIES                         $  2,345,344
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 99,072,666
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 94,247,338
Net unrealized appreciation (computed on
   the basis of identified cost)             4,825,328
------------------------------------------------------
TOTAL                                     $ 99,072,666
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $161,793)                              $ 1,455,411
Interest                                       82,327
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,537,738
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   723,675
Administration fee                            241,391
Trustees' fees and expenses                    10,893
Custodian fee                                 178,548
Legal and accounting services                  37,032
Miscellaneous                                   5,774
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,197,313
-----------------------------------------------------

NET INVESTMENT INCOME                     $   340,425
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,096,158)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (119,609)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,215,767)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (net of foreign taxes of
      $20,307)
      (identified cost basis)             $13,872,539
   Foreign currency and forward foreign
      currency exchange contracts             (13,985)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $13,858,554
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $12,642,787
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $12,983,212
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income                  $       340,425  $       131,671
   Net realized loss                           (1,215,767)     (36,257,664)
   Net change in unrealized
      appreciation (depreciation)              13,858,554        5,008,298
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    12,983,212  $   (31,117,695)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    45,660,906  $    58,848,639
   Withdrawals                                (69,128,396)    (123,142,649)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (23,467,490) $   (64,294,010)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (10,484,278) $   (95,411,705)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   109,556,944  $   204,968,649
--------------------------------------------------------------------------
AT END OF YEAR                            $    99,072,666  $   109,556,944
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002         2001         2000         1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
Expenses                             1.24%        1.15%        1.11%        1.13%       1.36%
Net investment income (loss)         0.35%        0.08%        0.08%       (0.13)%     (0.38)%
Portfolio Turnover                     93%         107%         160%         173%        131%
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     15.23%      (17.67)%         --           --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $99,073     $109,557     $204,969     $334,611     $97,262
---------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003, the Eaton Vance Information Age Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2003, $423 credit balances were used to reduce the Portfolio's custodian fee.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the adviser fee was 0.75% of average net assets for such period and amounted to $723,675. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the administration fee was 0.25% of average net assets for such period and amounted to $241,391. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $84,257,049 and $104,354,953, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $94,348,797
    -----------------------------------------------------
    Gross unrealized appreciation             $10,992,312
    Gross unrealized depreciation              (6,208,061)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 4,784,251
    -----------------------------------------------------

   The unrealized depreciation on foreign currency was $1,572.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

8 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              --------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    --------------------------------------------------------------------
    Jessica M. Bibliowicz                               99%           1%
    Edward K.Y. Chen                                    99%           1%
    Donald R. Dwight                                    99%           1%
    James B. Hawkes                                     99%           1%
    Samuel L. Hayes, III                                99%           1%
    Hon. Robert Lloyd George                            99%           1%
    William H. Park                                     99%           1%
    Norton H. Reamer                                    99%           1%
    Lynn A. Stout                                       99%           1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio (the "Portfolio") at August 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2003

EATON VANCE INFORMATION AGE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Information Age Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Chen and Lloyd George, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee          Trustee of the    President and Chief              191                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2003      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVC, EVM and
                                             since 1995      EV; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

 Hon. Robert Lloyd    Trustee and Vice     Trustee since     Chief Executive Officer           5               Chairman of LGM
 George(2)            President of the       1996; Vice      of LGM and Lloyd
 8/13/52                 Portfolio        President since    George. Mr. Lloyd
                                                1995         George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

EATON VANCE INFORMATION AGE FUND

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Edward K.Y.             Trustee of          Since 1996      President of Lingnan              5              Director of First
 Chen(2)               the Portfolio                         University in Hong                             Pacific Company, Asia
 1/14/45                                                     Kong.                                                Satellite
                                                                                                             Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                              Holdings Limited
                                                                                                            (property management
                                                                                                             and communications)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1995      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                   None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC
                                                             (1991-2000).

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1995      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

EATON VANCE INFORMATION AGE FUND

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the   Since 2002(3)       Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Gregory L. Coleman    Vice President    Since 2001          Partner of Atlanta Capital.
 10/28/49               of the Trust                         Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Martha G. Locke       Vice President    Since 2001          Vice President of EVM and BMR.
 6/21/52              of the Portfolio                       Officer of 5 registered
                                                             investment companies managed
                                                             by EVM and BMR.

 Duncan W.               President       Since 2002          Senior Vice President and
 Richardson           of the Portfolio                       Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 42 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James A. Womack       Vice President    Since 2001          Vice President of Atlanta
 11/20/68               of the Trust                         Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary       Since 1997          Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,     Treasurer of     Since 2002(3)       Assistant Vice President of
 Jr.                   the Portfolio                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the   Since 1989          Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Mr. Lloyd George is 3803 One Exchange Square, Central, Hong Kong and for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.
 (3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Information Age Portfolio


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ William J. Austin Jr.
         -------------------------
         William J. Austin Jr.
         Treasurer


Date:    October 16, 2003


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    October 16, 2003